UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Enhanced Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 90.8%
Argentina 1.0%
YPF SA, 144A, 8.5%, 7/28/2025 (Cost $1,734,197)		1,750,000	1,685,950
Armenia 1.2%
Republic of Armenia, 144A, 7.15%, 3/26/2025 (Cost $2,048,928)		2,100,000	2,076,270
Barbados 0.9%
Columbus International, Inc., 144A, 7.375%, 3/30/2021 (Cost $1,570,968)		1,500,000	1,593,750
Belarus 1.0%
Republic of Belarus, REG S, 8.75%, 8/3/2015 (Cost $1,749,968)		1,750,000	1,750,000
Bermuda 3.7%
Digicel Group Ltd., 144A, 8.25%, 9/30/2020		3,000,000	2,962,500
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020		2,750,000	2,090,000
Noble Group Ltd., REG S, 6.0%, 6/24/2049		2,000,000	1,380,000
(Cost $8,071,551)			6,432,500
Brazil 1.0%
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		2,000,000	1,714,400
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		1,574,386	0
(Cost $4,767,977)			1,714,400
British Virgin Islands 0.9%
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020 (Cost $1,638,323)		1,800,000	1,552,500
Cayman Islands 5.1%
Agricola Senior Trust, 144A, 6.75%, 6/18/2020		1,000,000	1,037,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	2,000,000	3,207,943
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		1,600,000	1,626,000
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		2,843,700	1,805,750
144A, 6.75%, 10/1/2022		1,838,200	1,185,639

(Cost $10,614,889)			8,862,332
Colombia 2.5%
Pacific Rubiales Energy Corp., 144A, 5.375%, 1/26/2019 (b)		2,000,000	1,420,000
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		1,350,000	1,431,000
(Cost $4,807,806)			4,344,250
Costa Rica 1.2%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $2,200,000)		2,200,000	2,114,750
Dominican Republic 0.8%
Dominican Republic:
144A, 5.5%, 1/27/2025		1,000,000	1,005,000
144A, 6.85%, 1/27/2045		400,000	406,000
(Cost $1,417,266)			1,411,000
El Salvador 1.6%
Republic of El Salvador:
144A, 6.375%, 1/18/2027		1,250,000	1,191,250
144A, 7.65%, 6/15/2035		1,600,000	1,598,000
(Cost $2,943,491)			2,789,250
Gabon 0.9%
Gabonese Republic, 144A, 6.95%, 6/16/2025 (Cost $1,690,000)		1,690,000	1,630,749
Hungary 2.5%
Republic of Hungary:
4.0%, 3/25/2019		3,000,000	3,120,000
Series 19/A, 6.5%, 6/24/2019	HUF	299,300,000	1,221,975
(Cost $4,433,200)			4,341,975
Indonesia 5.3%
Indonesia Treasury Bond, Series FR56, 8.375%, 9/15/2026	IDR	26,800,000,000	1,956,385
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		1,550,000	1,604,250
Perusahaan Penerbit SBSN Indonesia III:
144A, 4.325%, 5/28/2025		2,500,000	2,453,125
144A, 4.35%, 9/10/2024		1,500,000	1,475,625
Republic of Indonesia, 144A, 4.625%, 4/15/2043		2,000,000	1,810,000
(Cost $9,345,708)			9,299,385
Ivory Coast 0.7%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $1,175,460)		1,200,000	1,151,700
Kazakhstan 2.3%
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,000,000	1,030,000
KazMunayGas National Co. JSC, Series 2, 144A, 9.125%, 7/2/2018		1,000,000	1,128,950
Republic of Kazakhstan, 144A, 5.125%, 7/21/2025 (b)		1,800,000	1,781,316

(Cost $3,985,101)			3,940,266
Luxembourg 5.6%
Evraz Group SA, 144A, 6.75%, 4/27/2018 (b)		2,000,000	1,938,440
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		1,000,000	987,500
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		3,000,000	3,300,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020 (b)		1,800,000	1,545,750
QGOG Constellation SA, 144A, 6.25%, 11/9/2019 (b)		618,000	373,890
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		1,000,000	1,032,500
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020		2,000,000	672,000

(Cost $11,605,806)			9,850,080
Malaysia 2.3%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (b) (Cost $4,000,000)		4,000,000	3,940,712
Mauritius 1.2%
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024 (b) (Cost $1,980,000)		2,000,000	2,022,216
Mexico 15.0%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	29,000,000	1,769,967
Axtel SAB de CV, 144A, 9.0%, 1/31/2020		1,000,000	985,000
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022		1,000,000	1,030,000
144A, 6.75%, 9/30/2022		2,800,000	3,144,400
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,000,000	1,040,950
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		2,600,000	2,642,250
Elementia SAB de CV, 144A, 5.5%, 1/15/2025		3,000,000	3,030,000
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		3,000,000	1,890,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		870,000	906,975
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,500,000	1,400,625
United Mexican States:
4.6%, 1/23/2046		6,200,000	5,843,500
Series M, 6.5%, 6/10/2021	MXN	37,500,000	2,427,999

(Cost $28,340,695)			26,111,666
Morocco 0.7%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,523)	EUR	1,000,000	1,207,186
Netherlands 4.1%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	810,898
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		1,000,000	961,584
Myriad International Holdings BV, 144A, 5.5%, 7/21/2025		500,000	507,500
Petrobras Global Finance BV, 6.875%, 1/20/2040		2,000,000	1,700,000
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		3,500,000	3,210,690

(Cost $7,317,519)			7,190,672
Panama 2.1%
Republic of Panama, 3.75%, 3/16/2025 (Cost $3,587,637)		3,630,000	3,611,850
Paraguay 2.9%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,033,000
Republic of Paraguay:
144A, 4.625%, 1/25/2023		500,000	505,000
144A, 6.1%, 8/11/2044		1,200,000	1,245,000
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		2,200,000	2,276,340

(Cost $5,021,110)			5,059,340
Peru 1.4%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	521,100
Maestro Peru SA, 144A, 6.75%, 9/26/2019 (b)		1,750,000	1,855,000

(Cost $2,384,879)			2,376,100
Philippines 0.8%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,065,972)		1,000,000	1,410,000
Poland 1.3%
Republic of Poland, Series 0725, 3.25%, 7/25/2025 (Cost $2,466,341)	PLN	8,120,000	2,211,414
Russia 2.3%
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,025,240
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	1,933,364
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	978,800

(Cost $3,978,933)			3,937,404
Singapore 1.1%
STATS ChipPAC Ltd., 144A, 4.5%, 3/20/2018 (Cost $1,987,500)		2,000,000	2,010,000
Slovenia 0.6%
Republic of Slovenia, 144A, 5.5%, 10/26/2022 (Cost $1,082,525)		1,000,000	1,122,500
South Africa 3.7%
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	20,000,000	1,599,652
Series R186, 10.5%, 12/21/2026	ZAR	53,400,000	4,914,814

(Cost $6,852,631)			6,514,466
Sri Lanka 3.1%
National Savings Bank:
144A, 5.15%, 9/10/2019		1,000,000	971,200
144A, 8.875%, 9/18/2018		1,530,000	1,652,400
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		2,800,000	2,796,500

(Cost $5,485,818)			5,420,100
Turkey 4.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A, 3.375%, 11/1/2022		1,500,000	1,317,750
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		2,000,000	1,992,760
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		3,000,000	3,160,530
Republic of Turkey, 8.5%, 7/10/2019	TRY	5,700,000	1,985,980

(Cost $8,849,136)			8,457,020
United Arab Emirates 0.5%
DP World Ltd., 144A, 6.85%, 7/2/2037 (Cost $862,942)		750,000	830,625
United Kingdom 0.3%
Afren PLC, 144A, 10.25%, 4/8/2019 *		2,609,000	65,225
DTEK Finance PLC, 144A, 7.875%, 4/4/2018		1,000,000	429,600

(Cost $3,773,858)			494,825
United States 1.6%
Cemex Finance LLC, 144A, 9.375%, 10/12/2022		2,000,000	2,236,900
U.S. Treasury Note, 1.0%, 8/31/2016		500,000	503,321

(Cost $2,741,506)			2,740,221
Uruguay 0.7%
Republic of Uruguay, 5.1%, 6/18/2050 (b) (Cost $1,358,595)		1,340,000	1,286,400
Venezuela 1.6%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017 (Cost $2,907,681)		4,100,000	2,794,150
Vietnam 0.2%
Republic of Vietnam, 144A, 4.8%, 11/19/2024 (Cost $300,000)		300,000	300,375
Zambia 0.2%
Republic of Zambia, 144A, 8.97%, 7/30/2027 (Cost $389,028)		400,000	384,000

Total Bonds (Cost $173,910,468)			157,974,349
		Shares	Value ($)

Securities Lending Collateral 6.3%
Daily Assets Fund Institutional, 0.18% (c) (d) (Cost $11,014,195)		11,014,195	11,014,195
Cash Equivalents 5.9%
Central Cash Management Fund, 0.10% (c) (Cost $10,175,456)		10,175,456	10,175,456
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $195,100,119) †		103.0	179,164,000
Other Assets and Liabilities, Net		(3.0)	(5,219,299)

Net Assets		100.0	173,944,701

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Afren PLC*	10.25%	4/8/2019	2,609,000	USD	2,823,558	65,225
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,767,977	0
					5,591,535	65,225

*	Non-income producing security.
†	The cost for federal income tax purposes was $195,264,315. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $16,100,315. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,006,736 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,107,051.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $10,712,313, which is 6.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

PLN	9,200,000	USD	2,457,140	8/10/2015	18,590	Citigroup, Inc.
MXN	16,600,000	USD	1,073,169	8/14/2015	43,657	BNP Paribas
ZAR	95,887,900	USD	7,737,133	8/14/2015	170,561	BNP Paribas
MXN	26,158,300	USD	1,675,539	8/14/2015	53,232	JPMorgan Chase Securities, Inc.
USD	1,852,579	ILS	7,075,000	8/14/2015	22,640	Nomura International PLC
COP	10,105,000,000	USD	3,960,474	8/18/2015	454,282	BNP Paribas
TWD	31,000,000	USD	998,390	9/9/2015	16,218	Nomura International PLC
IDR	27,000,000,000	USD	1,989,683	9/23/2015	13,107	Australia & New Zealand Banking Group Ltd.
EUR	1,070,000	USD	1,182,772	10/16/2015	6,439	Societe Generale
Total unrealized appreciation					798,726

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	801,627	TRY	2,175,000	8/14/2015	(19,241)	Nomura International PLC
USD	2,644,287	ZAR	32,500,000	8/14/2015	(79,693)	BNP Paribas
USD	1,061,025	MXN	16,600,000	8/14/2015	(31,512)	BNP Paribas
TRY	2,175,000	USD	774,049	8/14/2015	(8,337)	Nomura International PLC
ILS	7,075,000	USD	1,846,819	8/14/2015	(28,400)	Nomura International PLC
USD	3,761,452	COP	10,105,000,000	8/18/2015	(255,260)	BNP Paribas
GBP	2,030,000	USD	3,115,946	10/16/2015	(52,629)	Citigroup, Inc.
Total unrealized depreciation					(475,072)

Currency Abbreviations

COP	Colombian Peso	MXN	Mexican Peso
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
IDR	Indonesian Rupiah	USD	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$157,974,349	$0	$157,974,349
Short-Term Investments (e)	21,189,651	—	—	21,189,651
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	798,726	—	798,726
Total	$21,189,651	$158,773,075	$0	$179,962,726

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(475,072)	$—	$(475,072)
Total	$—	$(475,072)	$—	$(475,072)

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 323,654

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Emerging Markets Fixed Income Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015